Long-term debt - Schedule of Long-term Debt (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 451.8	$ 460.5
Notional amount	455.3	460.5
Deferred financing costs	(3.5)
Current portion	451.8	434.2
Long-term portion	$ 0.0	$ 26.3
Weighted average remaining life (years)	0.9 Years	1.5 Years
Weighted average interest rate	5.20%	5.70%
Syndicated Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 395.0	$ 399.0
6.40%, US$4.0 million, maturing November 30, 2021[Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	5.2	5.3
5.85%, US$9.8 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	12.4	12.7
4.88%, US$13.3 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	16.9	17.2
4.98%, US$5.8 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	7.4	7.5
5.23%, US$2.1 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	2.7	2.8
4.79%, US$12.3 million, maturing November 30, 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 15.7	$ 16.0